Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP001Member - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Change in Net Asset Available for Benefit [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	$ 3,257,249	$ 3,166,520	$ 3,295,947
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	574,782	858,694	911,009
EBP, Change in Net Asset Available for Benefit, Increase	3,832,031	4,025,214	4,206,956
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	3,832,031	4,025,214	4,206,956
EBP, Net Asset Available for Benefit	0	0	0
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Net Asset Available for Benefit	0	0	0
EBP, Change in Net Asset Available for Benefit, Increase	$ 3,832,031	$ 4,025,214	$ 4,206,956